Equity securities, at cost	12 Months Ended
Dec. 31, 2023
Equity Securities At Cost
Equity securities, at cost

Note 17.      Equity securities, at cost

Investment in FOSSA SYSTEMS s.l.

On April 8, 2021, WISeKey E.L.A. s.l. invested EUR 440,000 (USD 475,673 at historical rate) to acquire 15% of the share capital of FOSSA SYSTEMS s.l. (“FOSSA”), a Spanish aerospace company providing picosatellites for Low Earth Orbit (LEO) services as a vertically integrated service: from design to launch and operations.

The FOSSA investment was assessed as an equity investment without a readily determinable fair value and we elected the measurement at cost less impairment, adjusted for observable price changes for identical or similar investments of the same issuer as permitted by ASU 2016-01. As such, the FOSSA investment was initially recognized on the balance sheet at EUR 440,000 (USD 475,673 at historical rate).

As at December 31, 2023, we performed a qualitative assessment to consider potential impairment indicators. We made reasonable efforts to identify any observable transactions of identical or similar investments but did not identify any such transaction. Therefore, no impairment loss was recorded in the year to December 31, 2023, and the carrying value of the FOSSA investment as at December 31, 2023 was EUR 440,000 (USD 485,715 at closing rate).

Warrant agreement in Tarmin

On September 27, 2018, WISeKey purchased a warrant agreement in Tarmin Inc. (“Tarmin”) from ExWorks Capital Fund I, L.P (“ExWorks”). As a result, WISeKey entered into a warrant agreement with Tarmin Inc (the “Tarmin Warrant”), a private Delaware company, leader in data and software-defined infrastructure to acquire 22% of common stock deemed outstanding at the time of exercise. The warrant may be exercised in parts or in full, at an exercise price of USD 0.01 per share at nominal value USD 0.0001. The purchase price of the Tarmin Warrant was USD 7 million.

The Tarmin Warrant was assessed as an equity investment without a readily determinable fair value, initially recognized on the balance sheet at USD 7 million. In 2020, we recorded an impairment loss of the full USD 7 million then carrying value of the Tarmin Warrant. Therefore, the carrying value of the Tarmin Warrant as at December 31, 2023 is USD nil.